Note 6 - Related Party Receivable (Details Textual) - Chief Scientific Officer [Member] - Repayment Agreement of Improperly Expense Reimbursement [Member] - USD ($)		1 Months Ended
	Aug. 10, 2016	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Due from Related Parties, Term (Year)	6 years
Due from Related Parties, Total	$ 658,000		$ 229,000	$ 229,000
Due from Related Party, Discount	$ 199,000
Debt Instrument, Decrease, Forgiveness		$ 229,000